Fair Values of Assets and Liabilities - Valuation Assumption Ranges for MSRs (Detail) - Mortgage Servicing Rights [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected prepayment	12.40%	9.50%
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected prepayment	9.00%
Option adjusted spread	6.00%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected prepayment	22.00%
Option adjusted spread	10.00%
Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected prepayment	12.00%
Option adjusted spread	7.00%